SCHEDULE III - Real Estate and Accumulated Depreciation (Details) - Distribution Systems - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Distribution Systems and Accumulated Depreciation
Gross Amount Carried at Close of Period	$ 5,956,705	$ 5,737,155
Accumulated Depreciation	(3,384,920)	$ (3,054,154)
Land
Distribution Systems and Accumulated Depreciation
Gross Amount Carried at Close of Period	32,992
Building and Improvements
Distribution Systems and Accumulated Depreciation
Gross Amount Carried at Close of Period	305,559
Accumulated Depreciation	$ (133,121)
Building and Improvements | Minimum
Distribution Systems and Accumulated Depreciation
Life on which Depreciation in Latest Income Statement is Computed	3 years
Building and Improvements | Maximum
Distribution Systems and Accumulated Depreciation
Life on which Depreciation in Latest Income Statement is Computed	40 years
Poles
Distribution Systems and Accumulated Depreciation
Gross Amount Carried at Close of Period	$ 222,933
Accumulated Depreciation	$ (171,927)
Poles | Minimum
Distribution Systems and Accumulated Depreciation
Life on which Depreciation in Latest Income Statement is Computed	13 years
Poles | Maximum
Distribution Systems and Accumulated Depreciation
Life on which Depreciation in Latest Income Statement is Computed	40 years
Fiber
Distribution Systems and Accumulated Depreciation
Gross Amount Carried at Close of Period	$ 1,841,227
Accumulated Depreciation	$ (582,029)
Fiber | Minimum
Distribution Systems and Accumulated Depreciation
Life on which Depreciation in Latest Income Statement is Computed	7 years
Fiber | Maximum
Distribution Systems and Accumulated Depreciation
Life on which Depreciation in Latest Income Statement is Computed	40 years
Copper
Distribution Systems and Accumulated Depreciation
Gross Amount Carried at Close of Period	$ 3,430,810
Accumulated Depreciation	$ (2,448,786)
Copper | Minimum
Distribution Systems and Accumulated Depreciation
Life on which Depreciation in Latest Income Statement is Computed	7 years
Copper | Maximum
Distribution Systems and Accumulated Depreciation
Life on which Depreciation in Latest Income Statement is Computed	40 years
Conduit
Distribution Systems and Accumulated Depreciation
Gross Amount Carried at Close of Period	$ 89,200
Accumulated Depreciation	$ (49,057)
Conduit | Minimum
Distribution Systems and Accumulated Depreciation
Life on which Depreciation in Latest Income Statement is Computed	13 years
Conduit | Maximum
Distribution Systems and Accumulated Depreciation
Life on which Depreciation in Latest Income Statement is Computed	47 years
Construction in progress
Distribution Systems and Accumulated Depreciation
Gross Amount Carried at Close of Period	$ 33,984